Expected credit loss measurement - Coverage ratios (Detail 2) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Provision Matrix [Line Items]
Total exposure		$ 105,116	$ 85,728
Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.07%	0.07%
Total exposure		$ 6,285	$ 5,520
Real estate financing
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.21%	0.29%
Total exposure		$ 7,056	$ 6,046
Large corporate clients
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.46%	0.14%
Total exposure		$ 32,828	$ 26,706
SME clients
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.40%	0.53%
Total exposure		$ 9,121	$ 6,782
Lombard
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.02%	0.01%
Total exposure		$ 14,178	$ 9,902
Credit cards
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.09%	0.08%
Total exposure		$ 8,661	$ 7,890
Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.10%	0.05%
Total exposure		$ 1,683	$ 2,678
Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.26%	0.05%
Total exposure		$ 7,690	$ 9,676
Guarantees
Disclosure Of Provision Matrix [Line Items]
Total exposure		17,081	18,142
Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure		3,710	3,687
Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure		1,310	1,180
Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure		641	622
Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure		1,441	2,334
Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure		7,637	7,966
Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure		41,372	27,547
Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure		24,209	18,735
Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Total exposure		3,247	1,657
Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Total exposure		40,134	35,092
Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure		6,328	5,242
Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure		4,909	4,274
Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure		5,827	4,787
Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure		9,671	7,976
Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure		8,661	7,890
Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure		242	344
Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Total exposure		$ 3,282	$ 3,289
Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.13%	0.05%
Total exposure		$ 14,366	$ 8,872
Total
Disclosure Of Provision Matrix [Line Items]
ECL coverage	[1]	0.25%	0.14%
Total exposure	[1]	$ 101,869	$ 84,070
Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
Total exposure		$ 93,337	$ 83,626
Twelve-month expected credit losses | Positions that are not credit impaired | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.06%	0.06%
Total exposure		$ 6,083	$ 5,466
Twelve-month expected credit losses | Positions that are not credit impaired | Real estate financing
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.09%	0.09%
Total exposure		$ 6,576	$ 5,715
Twelve-month expected credit losses | Positions that are not credit impaired | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.27%	0.10%
Total exposure		$ 25,026	$ 26,009
Twelve-month expected credit losses | Positions that are not credit impaired | SME clients
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.19%	0.15%
Total exposure		$ 7,239	$ 6,407
Twelve-month expected credit losses | Positions that are not credit impaired | Lombard
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.01%	0.00%
Total exposure		$ 14,170	$ 9,895
Twelve-month expected credit losses | Positions that are not credit impaired | Credit cards
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.08%	0.05%
Total exposure		$ 8,220	$ 7,535
Twelve-month expected credit losses | Positions that are not credit impaired | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.08%	0.05%
Total exposure		$ 1,658	$ 2,664
Twelve-month expected credit losses | Positions that are not credit impaired | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.13%	0.05%
Total exposure		$ 7,242	$ 9,651
Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees
Disclosure Of Provision Matrix [Line Items]
Total exposure		14,687	17,757
Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure		2,048	3,461
Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure		936	1,055
Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure		633	622
Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure		1,416	2,320
Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure		7,413	7,950
Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure		36,894	27,078
Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure		20,195	18,349
Twelve-month expected credit losses | Positions that are not credit impaired | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Total exposure		3,247	1,657
Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Total exposure		35,233	33,848
Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure		5,811	4,934
Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure		2,783	4,188
Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure		4,596	4,589
Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure		9,671	7,975
Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure		8,220	7,535
Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure		242	344
Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Total exposure		$ 3,277	$ 3,285
Twelve-month expected credit losses | Positions that are not credit impaired | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.07%	0.04%
Total exposure		$ 13,876	$ 8,626
Twelve-month expected credit losses | Positions that are not credit impaired | Total
Disclosure Of Provision Matrix [Line Items]
ECL coverage	[1]	0.13%	0.07%
Total exposure	[1]	$ 90,090	$ 81,969
Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
Total exposure		$ 11,396	$ 1,920
Lifetime expected credit losses | Positions that are not credit impaired | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.16%	1.00%
Total exposure		$ 198	$ 51
Lifetime expected credit losses | Positions that are not credit impaired | Real estate financing
Disclosure Of Provision Matrix [Line Items]
ECL coverage		1.85%	3.90%
Total exposure		$ 481	$ 326
Lifetime expected credit losses | Positions that are not credit impaired | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.92%	0.59%
Total exposure		$ 7,598	$ 630
Lifetime expected credit losses | Positions that are not credit impaired | SME clients
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.63%	1.15%
Total exposure		$ 1,734	$ 273
Lifetime expected credit losses | Positions that are not credit impaired | Lombard
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.00%	0.00%
Total exposure		$ 0	$ 0
Lifetime expected credit losses | Positions that are not credit impaired | Credit cards
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.44%	0.52%
Total exposure		$ 430	$ 355
Lifetime expected credit losses | Positions that are not credit impaired | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.15%	0.09%
Total exposure		$ 25	$ 13
Lifetime expected credit losses | Positions that are not credit impaired | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
ECL coverage		2.48%	0.71%
Total exposure		$ 448	$ 25
Lifetime expected credit losses | Positions that are not credit impaired | Guarantees
Disclosure Of Provision Matrix [Line Items]
Total exposure		2,225	304
Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure		1,549	203
Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure		326	67
Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure		0	0
Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure		25	13
Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure		224	16
Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure		4,374	419
Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure		3,950	359
Lifetime expected credit losses | Positions that are not credit impaired | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Total exposure		0	0
Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Total exposure		4,792	1,197
Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure		517	307
Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure		2,099	69
Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure		1,169	171
Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure		0	0
Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure		430	355
Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure		0	0
Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Total exposure		$ 5	$ 0
Lifetime expected credit losses | Positions that are not credit impaired | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.11%	0.34%
Total exposure		$ 482	$ 246
Lifetime expected credit losses | Positions that are not credit impaired | Total
Disclosure Of Provision Matrix [Line Items]
ECL coverage	[1]	0.91%	1.20%
Total exposure	[1]	$ 11,396	$ 1,920
Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Provision Matrix [Line Items]
Total exposure		$ 382	$ 182
Lifetime expected credit losses | Credit-impaired positions | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
ECL coverage		1.97%	2.45%
Total exposure		$ 3	$ 2
Lifetime expected credit losses | Credit-impaired positions | Real estate financing
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.00%	0.00%
Total exposure		$ 0	$ 4
Lifetime expected credit losses | Credit-impaired positions | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
ECL coverage		5.65%	13.19%
Total exposure		$ 205	$ 67
Lifetime expected credit losses | Credit-impaired positions | SME clients
Disclosure Of Provision Matrix [Line Items]
ECL coverage		7.79%	22.65%
Total exposure		$ 148	$ 101
Lifetime expected credit losses | Credit-impaired positions | Lombard
Disclosure Of Provision Matrix [Line Items]
ECL coverage		19.41%	14.03%
Total exposure		$ 8	$ 7
Lifetime expected credit losses | Credit-impaired positions | Credit cards
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.00%	0.00%
Total exposure		$ 11	$ 0
Lifetime expected credit losses | Credit-impaired positions | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
ECL coverage		82.79%	27.13%
Total exposure		$ 0	$ 0
Lifetime expected credit losses | Credit-impaired positions | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
ECL coverage		1.66%	0.83%
Total exposure		$ 0	$ 0
Lifetime expected credit losses | Credit-impaired positions | Guarantees
Disclosure Of Provision Matrix [Line Items]
Total exposure		170	82
Lifetime expected credit losses | Credit-impaired positions | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure		113	24
Lifetime expected credit losses | Credit-impaired positions | Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure		48	58
Lifetime expected credit losses | Credit-impaired positions | Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure		8	0
Lifetime expected credit losses | Credit-impaired positions | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure		0	0
Lifetime expected credit losses | Credit-impaired positions | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure		0	0
Lifetime expected credit losses | Credit-impaired positions | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure		104	50
Lifetime expected credit losses | Credit-impaired positions | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure		64	27
Lifetime expected credit losses | Credit-impaired positions | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Total exposure		0	0
Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Total exposure		108	46
Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure		0	0
Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure		27	17
Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure		63	27
Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure		0	1
Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure		11	0
Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure		0	0
Lifetime expected credit losses | Credit-impaired positions | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Total exposure		$ 0	$ 4
Lifetime expected credit losses | Credit-impaired positions | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
ECL coverage		124.14%	225.92%
Total exposure		$ 8	$ 0
Lifetime expected credit losses | Credit-impaired positions | Total
Disclosure Of Provision Matrix [Line Items]
ECL coverage	[1]	8.94%	18.22%
Total exposure	[1]	$ 382	$ 182
UBS AG
Disclosure Of Provision Matrix [Line Items]
Total exposure		$ 107,059	$ 87,614
UBS AG | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.07%	0.07%
Total exposure		$ 6,285	$ 5,520
UBS AG | Real estate financing
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.21%	0.29%
Total exposure		$ 7,056	$ 6,046
UBS AG | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.46%	0.14%
Total exposure		$ 32,828	$ 26,706
UBS AG | SME clients
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.40%	0.53%
Total exposure		$ 9,121	$ 6,782
UBS AG | Lombard
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.02%	0.01%
Total exposure		$ 14,178	$ 9,902
UBS AG | Credit cards
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.09%	0.08%
Total exposure		$ 8,661	$ 7,890
UBS AG | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.10%	0.05%
Total exposure		$ 1,683	$ 2,678
UBS AG | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.26%	0.05%
Total exposure		$ 7,690	$ 9,676
UBS AG | Guarantees
Disclosure Of Provision Matrix [Line Items]
Total exposure		17,081	18,142
UBS AG | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure		3,710	3,687
UBS AG | Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure		1,310	1,180
UBS AG | Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure		641	622
UBS AG | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure		1,441	2,334
UBS AG | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure		7,637	7,966
UBS AG | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure		41,372	27,547
UBS AG | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure		24,209	18,735
UBS AG | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Total exposure		3,247	1,657
UBS AG | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Total exposure		42,077	36,979
UBS AG | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure		6,328	5,242
UBS AG | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure		4,909	4,274
UBS AG | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure		5,827	4,787
UBS AG | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure		9,671	7,976
UBS AG | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure		8,661	7,890
UBS AG | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure		242	344
UBS AG | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Total exposure		$ 3,282	$ 3,289
UBS AG | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.12%	0.04%
Total exposure		$ 16,309	$ 10,759
UBS AG | Total
Disclosure Of Provision Matrix [Line Items]
ECL coverage	[1]	0.25%	0.13%
Total exposure	[1]	$ 103,812	$ 85,957
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
Total exposure		$ 95,281	$ 85,513
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.06%	0.06%
Total exposure		$ 6,083	$ 5,466
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Real estate financing
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.09%	0.09%
Total exposure		$ 6,576	$ 5,715
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.27%	0.10%
Total exposure		$ 25,026	$ 26,009
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | SME clients
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.19%	0.15%
Total exposure		$ 7,239	$ 6,407
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Lombard
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.01%	0.00%
Total exposure		$ 14,170	$ 9,895
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Credit cards
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.08%	0.05%
Total exposure		$ 8,220	$ 7,535
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.08%	0.05%
Total exposure		$ 1,658	$ 2,664
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.13%	0.05%
Total exposure		$ 7,270	$ 9,651
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees
Disclosure Of Provision Matrix [Line Items]
Total exposure		14,687	17,757
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure		2,048	3,461
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure		936	1,055
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure		633	622
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure		1,416	2,320
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure		7,413	7,950
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure		36,894	27,078
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure		20,195	18,349
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Total exposure		3,247	1,657
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Total exposure		37,176	35,735
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure		5,811	4,934
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure		2,783	4,188
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure		4,596	4,589
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure		9,671	7,975
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure		8,220	7,535
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure		242	344
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Total exposure		$ 3,277	$ 3,285
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.06%	0.03%
Total exposure		$ 15,792	$ 10,513
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Total
Disclosure Of Provision Matrix [Line Items]
ECL coverage	[1]	0.13%	0.07%
Total exposure	[1]	$ 92,034	$ 83,856
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
Total exposure		$ 11,396	$ 1,920
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.16%	1.00%
Total exposure		$ 198	$ 51
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Real estate financing
Disclosure Of Provision Matrix [Line Items]
ECL coverage		1.85%	3.90%
Total exposure		$ 481	$ 326
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.92%	0.59%
Total exposure		$ 7,598	$ 630
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | SME clients
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.63%	1.15%
Total exposure		$ 1,734	$ 273
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Lombard
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.00%	0.00%
Total exposure		$ 0	$ 0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Credit cards
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.44%	0.52%
Total exposure		$ 430	$ 355
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.15%	0.09%
Total exposure		$ 25	$ 13
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
ECL coverage		2.48%	0.71%
Total exposure		$ 448	$ 25
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Guarantees
Disclosure Of Provision Matrix [Line Items]
Total exposure		2,225	304
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure		1,549	203
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure		326	67
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure		0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure		25	13
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure		224	16
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure		4,374	419
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure		3,950	359
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Total exposure		0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Total exposure		4,792	1,197
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure		517	307
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure		2,099	69
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure		1,169	171
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure		0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure		430	355
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure		0	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Total exposure		$ 5	$ 0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.11%	0.34%
Total exposure		$ 482	$ 246
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Total
Disclosure Of Provision Matrix [Line Items]
ECL coverage	[1]	0.91%	1.20%
Total exposure	[1]	$ 11,396	$ 1,920
UBS AG | Lifetime expected credit losses | Credit-impaired positions
Disclosure Of Provision Matrix [Line Items]
Total exposure		$ 382	$ 182
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
ECL coverage		1.97%	2.45%
Total exposure		$ 3	$ 2
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Real estate financing
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.00%	0.00%
Total exposure		$ 0	$ 4
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
ECL coverage		5.65%	13.19%
Total exposure		$ 205	$ 67
UBS AG | Lifetime expected credit losses | Credit-impaired positions | SME clients
Disclosure Of Provision Matrix [Line Items]
ECL coverage		7.79%	22.65%
Total exposure		$ 148	$ 101
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Lombard
Disclosure Of Provision Matrix [Line Items]
ECL coverage		19.41%	14.03%
Total exposure		$ 8	$ 7
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Credit cards
Disclosure Of Provision Matrix [Line Items]
ECL coverage		0.00%	0.00%
Total exposure		$ 11	$ 0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
ECL coverage		82.79%	27.13%
Total exposure		$ 0	$ 0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
ECL coverage		1.66%	0.83%
Total exposure		$ 0	$ 0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Guarantees
Disclosure Of Provision Matrix [Line Items]
Total exposure		170	82
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Guarantees | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure		113	24
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Guarantees | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure		48	58
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Guarantees | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure		8	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Guarantees | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure		0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Guarantees | Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total exposure		0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Irrevocable loan commitments
Disclosure Of Provision Matrix [Line Items]
Total exposure		104	50
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Irrevocable loan commitments | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure		64	27
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Forward starting reverse repurchase and securities borrowing agreements
Disclosure Of Provision Matrix [Line Items]
Total exposure		0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines
Disclosure Of Provision Matrix [Line Items]
Total exposure		108	46
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total exposure		0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total exposure		27	17
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Provision Matrix [Line Items]
Total exposure		63	27
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Lombard
Disclosure Of Provision Matrix [Line Items]
Total exposure		0	1
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Credit cards
Disclosure Of Provision Matrix [Line Items]
Total exposure		11	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Committed unconditionally revocable credit lines | Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total exposure		0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Irrevocable committed prolongation of existing loans
Disclosure Of Provision Matrix [Line Items]
Total exposure		$ 0	$ 4
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Other off-balance sheet commitments
Disclosure Of Provision Matrix [Line Items]
ECL coverage		124.14%	225.92%
Total exposure		$ 8	$ 0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Total
Disclosure Of Provision Matrix [Line Items]
ECL coverage	[1]	8.94%	18.22%
Total exposure	[1]	$ 382	$ 182

[1]	Excludes Forward starting reverse repurchase and securities borrowing agreements.